Staff costs	6 Months Ended
Jun. 30, 2021
Classes of employee benefits expense [abstract]
Staff costs	Staff costs

	Half year ended 30.06.21	Half year ended 30.06.20
Compensation costs	£m	£m
Upfront bonus charge	824	476
Deferred bonus charge	262	269
Other incentives	6	4
Performance costs	1,092	749
Salaries	2,117	2,153
Social security costs	336	317
Post-retirement benefits	275	268
Other compensation costs	223	254
Total compensation costs	4,043	3,741

Other resourcing costs
Outsourcing	171	175
Redundancy and restructuring	23	39
Temporary staff costs	55	58
Other	42	40
Total other resourcing costs	291	312

Total staff costs	4,334	4,053

Barclays Group compensation costs as a % of total income	35.7	32.2
No material awards have yet been granted in relation to the 2021 bonus pool as decisions regarding incentive awards are not taken by the Remuneration Committee until the performance for the full year can be assessed. The current year bonus charge for the first six months represents an accrual for estimated costs in accordance with accounting requirements. One of the primary considerations when evaluating the accrual is Group and business level returns, aligning colleague and shareholder interests.
The Group has entered into physically settled forward contracts to hedge the settlement of certain share-based payment schemes. The present value of the fixed forward price to be paid under these outstanding contracts is £158m and has been recorded in retained earnings.